Earnings Per Common Share (Details)	9 Months Ended
Dec. 31, 2013
Earnings Per Common Share Details
Resricted Stock awards considered to be anti - dilutive	373,046
Common Share outstanding, basic
Weighted average common share outstanding, basic	39,925,160
Common Share outstanding, diluted
Weighted average common share outstanding, basic	39,925,160
Restricted stock awards
Weighted average common share outstanding, diluted	39,925,160